Stock Options and Warrants (Details) - Schedule of fair value of warrants issued - Warrant [Member]	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Stock Options and Warrants (Details) - Schedule of fair value of warrants issued [Line Items]
Risk free interest rate	0.00%	0.40%
Stock volatility factor	0.00%	337.00%
Weighted average expected warrant life	0 years	5 years
Expected dividend yield	0.00%	0.00%